Form 13F File Number	Name

28-04558 Parametric Portfolio Associates
28-04895 Analytic Investors Inc
28-01343 Janus Capital Management LLC
28-05990 Acadian Asset Management LLC
28-13572 Advanced Investment Partners
28-10469 Lazard Asset Management
28-13573 Neuberger Berman
28-05920 Delaware Capital
28-04553 Waddell & Reed Financial Services
28-13411 Envestnet
28-290 Northern Trust Bank FSB